Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities
15.	Accounts payable and accrued liabilities

	2022	2021
	$	$

Trade payables	18,057	11,756
Other payables	5,005	5,335
Income taxes payable	716	65
Accrued liabilities	7,328	7,961
	31,106	25,117